Note 7 Collateral pledges received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collateral received [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	€ 73,836	€ 40,701	€ 40,905
Fair value of collateral received or own debt securities issued available for encumbrance	14,825	9,415	17,029
Fair value of collateral received or own debt securities issued nor available for encumbrance	996	1,279	1,719
equity instruments [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	1,019	323	289
Fair value of collateral received or own debt securities issued available for encumbrance	51	759	265
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Debt securities [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	72,817	40,378	40,616
Fair value of collateral received or own debt securities issued available for encumbrance	14,774	8,656	16,764
Fair value of collateral received or own debt securities issued nor available for encumbrance	996	1,279	1,719
Loans and advances and other assets [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	0	0	0
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Own debt securities issued other than own covered bonds [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	74	92	50
Fair value of collateral received or own debt securities issued nor available for encumbrance	€ 0	€ 0	€ 0